OMB APPROVAL
                                                     OMB Number:       3235-0578
                                                     Expires:  February 28, 2006
                                                     Estimated average burden
                                                     hours per response.....
                                                     20.0

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07379


                         Pioneer Real Estate Shares
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  September 30, 2004


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.


              Pioneer Real Estate Fund
              Schedule of Investments 9/30/04 (unaudited)
   Shares                                                                             Value
              COMMON STOCKS - 98.1 %
              Hotels, Restaurants & Leisure - 5.2 %
              Hotels, Resorts & Cruise Lines - 5.2 %
     145,000  Hilton Hotels Corp                                                $      2,731,800
      93,000  Starwood Hotels & Resorts (b)                                            4,317,060
                                                                                $      7,048,860
              Total Hotels, Restaurants & Leisure                               $      7,048,860
              Diversified Financials - 3.1 %
              Diversified Financial Services - 3.1 %
     131,000  Brookfield Properties Corp.                                       $      4,226,060
              Total Diversified Financials                                      $      4,226,060
              Real Estate - 89.7 %
              Real Estate Management & Development - 4.7 %
     204,000  Catellus Development Corp.                                        $      5,408,040
      24,600  Inland Real Estate Corp.                                                   360,390
      45,500  Kite Realty Group Trust                                                    598,325
                                                                                $      6,366,755
              Real Estate Investment Trusts - 85.0 %
      62,000  Apartment Investment & Management Co.                             $      2,156,360
      73,400  AMB Property Corp.                                                       2,717,268
      42,500  Affordable Residential Communities                                         620,500
      70,000  Arden Realty Group, Inc.                                                 2,280,600
     155,300  Archstone Communities Trust                                              4,913,692
     101,000  AvalonBay Communities, Inc. *                                            6,082,220
      30,300  BioMed Property Trust, Inc.                                                532,977
     121,500  Boston Properties, Inc.                                                  6,729,885
      47,200  Camden Property Trust *                                                  2,180,640
      31,000  Carramerica Realty Corp.                                                 1,013,700
     104,500  Developers Diversifies Realty Corp.                                      4,091,175
      93,000  Duke Realty Investments, Inc.                                            3,087,600
     175,500  Equity Office Properties Trust                                           4,782,375
     190,000  Equity Residential Property Trust                                        5,890,000
      14,400  First Potomac Realty Trust                                                 297,504
      58,000  Federal Realty Investment Trust                                          2,552,000
     112,900  General Growth Properties, Inc                                           3,499,900
      50,000  Highwoods Properties, Inc.                                               1,230,500
     322,000  Host Marriott Corp. *                                                    4,517,660
      15,000  Hospitality Properties Trust                                               637,350
      11,000  Healthcare Realty Trust, Inc.                                              429,440
       6,700  Kilroy Realty Corp.                                                        254,801
     129,200  Liberty Property Trust                                                   5,147,328
      64,000  The Macerich Co.                                                         3,410,560
      18,000  Manufactured Home Communities, Inc.                                        598,320
      33,000  Corporate Office Properties                                                845,460
     146,000  ProLogis Trust                                                           5,145,040
      42,122  Pan Pacific Retail Properties, Inc.                                      2,278,800
      69,000  Prentiss Properties Trust                                                2,484,000
      72,000  Public Storage, Inc.                                                     3,567,600
      41,500  PS Business Parks, Inc.                                                  1,653,775
      81,400  Regency Centers Corp.                                                    3,784,286
      82,000  The Rouse Co.                                                            5,484,160
      35,000  iStar Financial, Inc.                                                    1,443,050
      48,000  Shurgard Storage Centers, Inc.                                           1,862,400
      33,000  Strategic Hotel Capital, Inc.                                              446,160
     154,000  Simon DeBartolo Group, Inc.                                              8,259,020
      77,000  Taubman Centers, Inc.                                                    1,988,910
      83,600  United Dominion Realty Trust                                             1,657,788
      63,000  Vornado Realty Trust                                                     3,948,840
      26,000  Western Resources, Inc.                                                    858,260
                                                                                $    115,361,904
              Total Real Estate                                                 $    121,728,659
              TOTAL COMMON STOCKS
              (Cost   $93,603,171)                                              $    133,003,579

 Principal
   Amount                                                                             Value
              TEMPORARY CASH INVESTMENTS - 2.1 %
              Repurchase Agreement - 2.1 %
  $2,900,000  UBS Warburg, Inc., 1.50%, dated 9/30/04, repurchase price of
              $2,900,000 plus accrued interest on 10/1/04 collateralized by
              $2,677,000 U.S. Treasury Bill, 5.625%, 5/15/08                    $      2,900,000
              TOTAL TEMPORARY CASH INVESTMENTS
              (Cost   $2,900,000)                                               $      2,900,000

              TOTAL INVESTMENT IN SECURITIES -100.2%
              (Cost   $96,503,171)(a)                                           $    135,903,579

              OTHER ASSETS AND LIABILITIES - (0.2)%                             $      (224,951)

              TOTAL NET ASSETS - 100.0%                                         $    135,678,628

          *   Non-income producing security.

        (a)   At September 30, 2004, the net unrealized gain on investments based on cost for federal income tax purposes of $97,494,090 was as follows:

              Aggregate gross unrealized gain for all investments in which
              there is an excess of value over tax cost                         $  39,203,455

              Aggregate gross unrealized loss for all investments in which
              there is an excess of tax cost over value                             (793,966)

              Net unrealized gain                                               $  38,409,489

        (b)   At September 30, 2004, the following security was out on loan:

                                                                                     Market
   Shares                                Description                                  Value
      67,850  Starwood Hotels & Resorts                                         $      3,149,597


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Real Estate Shares


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 29, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 29, 2004


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date November 29, 2004

* Print the name and title of each signing officer under his or her signature.